Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Property and Equipment Net, Expected Useful Lives

Property and equipment, net are stated at cost less accumulated depreciation and any recorded impairment. Depreciation of property and equipment is provided using the straight-line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Amortization of Intangible Assets, Estimated Useful Lives

Amortization is computed using the straight-line method over the following estimated useful lives:

Trademark	10 years or indefinite life
Technology	10 years
Network rights	10 years
Purchased software	5-10 years
Favorable leases	the remaining lease term
Reacquired rights	the remaining franchise term

Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value as of December 31, 2020 and 2021 on a recurring basis:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Other assets
Returnable consideration from acquisition of Urban Hotel Group	1,833,421			1,833,421
Short-term investments
Investments in wealth management products	201,983,182		201,983,182
Investments in equity securities
Equity securities with readily determinable fair value	242,378,696	242,378,696
Long-term investments
Equity securities with readily determinable fair value	236,812,140	236,812,140
Available-for-sale debt investment	103,701,474		103,701,474
Accrued expenses and other current liabilities
Payables for contingent consideration from acquisition of Urban Hotel Group	525,685			525,685
	787,234,598	479,190,836	201,983,182	106,060,580

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Other assets
Returnable consideration from acquisition of Urban Hotel Group	5,385,583			5,385,583
Short-term investments
Investments in wealth management products	147,458,675		147,458,675
Investments in equity securities
Equity securities with readily determinable fair value	157,988,851	157,988,851
Long-term investments
Equity securities with readily determinable fair value	39,852,428	39,852,428
Available-for-sale debt investment	106,493,137			106,493,137
	457,178,674	197,841,279	147,458,675	111,878,720

Reconciliations of Assets And Liabilities Under Fair Value Hierarchy

Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follows:

		Payables for	Available-for-
	Returnable	contingent	sale debt
	consideration	consideration	investment
December 31, 2020	1,833,421	525,685	103,701,474
Net unrealized fair value increase recognized in earnings	3,552,162	(525,685)	—
Net unrealized fair value increase recognized in other comprehensive income	—	—	2,791,663
December 31, 2021	5,385,583	—	106,493,137
December 31, 2021 (USD)	845,115	—	16,711,097

Summary of Unobservable Inputs

		Inputs	Inputs
		As of December	As of December
Financial Assets	Unobservable Input	31, 2020	31, 2021
Available-for-sale debt investments	WACC	12%	12%
	Discount for lack of marketability	35%	34%
	Expected volatility	34.5%	42%
	Probability of redeem preferences	100%	100%

Assets Measured at Fair Value on Non-Recurring Basis

Quoted
Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs	Fair Value
	Fair Value	(Level 1)	(Level 2)	(Level 3)	adjustment	Impairment
	RMB	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a non-recurring basis
As of December 31, 2020
Long-term investments – Equity securities without readily determinable fair values	3,523,212			3,523,212		5,000,000
As of December 31, 2021
Long-term investments – Equity securities without readily determinable fair values	6,233,255			6,233,255	2,710,043	—